UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
           ---------------------------------------------------------
Address:   885 Third Avenue, 34th Floor
           ---------------------------------------------------------
           New York, New York 10022
           ---------------------------------------------------------

Form 13F File Number:     028-14287
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zales
           ------------------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           ------------------------------------------------------------
Phone:     212.888.7219
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David Zales               New York, New York          2/14/12
------------------------   ------------------------       -------------------
     [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $931,758
                                               -------------
                                                (thousands)

List of Other Included Managers:  NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A H BELO CORP                COM CL A         001282102    2,167    456,193 SH       SOLE                   456,193      0    0
AK STL HLDG CORP             COM              001547108    4,778    578,400 SH       SOLE                   578,400      0    0
ALCOA INC                    COM              013817101    9,656  1,116,300 SH       SOLE                 1,116,300      0    0
AMR CORP                     COM              001765106      794  2,269,252 SH       SOLE                 2,269,252      0    0
BANK OF AMERICA CORPORATION  COM              060505104   57,192 10,286,380 SH       SOLE                10,286,380      0    0
BUILD A BEAR WORKSHOP        COM              120076104    5,805    686,135 SH       SOLE                   686,135      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   10,858    763,600 SH       SOLE                   763,600      0    0
CASCADE BANCORP              COM NEW          147154207   10,019  2,287,500 SH       SOLE                 2,287,500      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    1,072    457,965 SH       SOLE                   457,965      0    0
CITIGROUP INC                COM              172967101   37,192  1,413,600 SH       SOLE                 1,413,600      0    0
CLEARWIRE CORP NEW           CL A             18538Q105   21,156 10,905,000 SH       SOLE                10,905,000      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106  138,469  6,428,474 SH       SOLE                 6,428,474      0    0
DENDREON CORP                COM              24823Q107    3,800    500,000 SH       SOLE                   500,000      0    0
DEX ONE CORP                 COM              25212W100    2,014  1,213,553 SH       SOLE                 1,213,553      0    0
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202   16,160  1,035,925 SH       SOLE                 1,035,925      0    0
ENTERCOM COMMUNICATIONS CORP CL A             293639100    5,130    834,117 SH       SOLE                   834,117      0    0
FERRO CORP                   COM              315405100    2,942    601,700 SH       SOLE                   601,700      0    0
FINISH LINE INC              CL A             317923100    3,375    175,000 SH       SOLE                   175,000      0    0
FIRST SOLAR INC              COM              336433107   15,486    458,700 SH       SOLE                   458,700      0    0
FORD MOTOR CO                *W EXP 01/01/201 345370134   35,017 14,590,300 SH       SOLE                14,590,300      0    0
FRONTLINE LTD                SHS              G3682E127    7,284  1,698,000 SH       SOLE                 1,698,000      0    0
GANNETT INC                  COM              364730101  126,689  9,475,613 SH       SOLE                 9,475,613      0    0
HAWAIIAN TELCOM HOLDCO INC   COM              420031106    5,542    359,893 SH       SOLE                   359,893      0    0
HUMAN GENOME SCIENCES INC    COM              444903108    3,695    500,000 SH       SOLE                   500,000      0    0
ISTAR FINL INC               COM              45031U101   15,407  2,912,400 SH       SOLE                 2,912,400      0    0
JEFFERIES GROUP INC NEW      COM              472319102   16,886  1,228,100 SH       SOLE                 1,228,100      0    0
JOURNAL COMMUNICATIONS INC   CL A             481130102       65     14,850 SH       SOLE                    14,850      0    0
LIN TV CORP                  CL A             532774106    3,090    730,394 SH       SOLE                   730,394      0    0
MCCLATCHY CO                 CL A             579489105    4,988  2,087,000 SH       SOLE                 2,087,000      0    0
MERCER INTL INC              COM              588056101    1,031    169,000 SH       SOLE                   169,000      0    0
MERITOR INC                  COM              59001K100    5,904  1,109,700 SH       SOLE                 1,109,700      0    0
MOLYCORP INC DEL             COM              608753109    8,410    350,700 SH       SOLE                   350,700      0    0
MONSTER WORLDWIDE INC        COM              611742107   10,219  1,288,700 SH       SOLE                 1,288,700      0    0
NEXSTAR BROADCASTING GROUP I CL A             65336K103    5,739    732,050 SH       SOLE                   732,050      0    0
NOKIA CORP                   SPONSORED ADR    654902204    4,700    975,000 SH       SOLE                   975,000      0    0
OVERSEAS SHIPHOLDING GROUP I COM              690368105   11,367  1,040,000 SH       SOLE                 1,040,000      0    0
PATRIOT COAL CORP            COM              70336T104   19,602  2,314,300 SH       SOLE                 2,314,300      0    0
POPULAR INC                  COM              733174106   11,258  8,099,500 SH       SOLE                 8,099,500      0    0
SALEM COMMUNICATIONS CORP DE CL A             794093104    1,033    401,913 SH       SOLE                   401,913      0    0
SINCLAIR BROADCAST GROUP INC CL A             829226109   14,729  1,300,000 SH       SOLE                 1,300,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   10,366  4,429,800 SH       SOLE                 4,429,800      0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104    4,269  1,931,600 SH       SOLE                 1,931,600      0    0
SUPERMEDIA INC               COM              868447103      369    139,600 SH       SOLE                   139,600      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    9,644    413,216 SH       SOLE                   413,216      0    0
U S AIRWAYS GROUP INC        COM              90341W108    9,578  1,889,100 SH       SOLE                 1,889,100      0    0
UNITED STATES STL CORP NEW   COM              912909108    9,526    360,000 SH       SOLE                   360,000      0    0
VISTEON CORP                 COM NEW          92839U206   54,877  1,098,860 SH       SOLE                 1,098,860      0    0
WELLS FARGO & CO NEW         COM              949746101   21,249    771,000 SH       SOLE                   771,000      0    0
YAHOO INC                    COM              984332106  151,160  9,371,387 SH       SOLE                 9,371,387      0    0